Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2025	Mar. 31, 2024
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	60.00%	60.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	28.00%	30.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	12.00%	10.00%